Income Taxes (Tables)	12 Months Ended
May 31, 2016
Income Tax Disclosure [Abstract]
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2016	2015	2014
(In thousands)
United States	$310,695	$273,278	$209,626
Foreign	172,771	179,975	214,861
Income Before Income Taxes	$483,466	$453,253	$424,487

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2016	2015	2014
(In thousands)
Current:
U.S. Federal	$75,200	$77,374	$46,846
State and local	6,230	4,876	5,660
Foreign	35,179	45,173	59,425
Total Current	116,609	127,423	111,931
Deferred:
U.S. Federal	17,625	97,112	16,747
State and local	1,907	1,494	1,292
Foreign	(10,133)	(1,104)	(11,467)
Total Deferred	9,399	97,502	6,572
Provision for Income Taxes	$126,008	$224,925	$118,503

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2016 and 2015 were as follows:

	2016	2015
(In thousands)
Deferred income tax assets related to:
Inventories	$12,894	$8,530
Allowance for losses	11,014	8,575
Bankruptcy note liability	118,551	117,263
Accrued compensation and benefits	132,707	111,843
Accrued other expenses	20,310	15,932
Other long-term liabilities	20,570	21,911
Net operating loss and credit carryforwards	66,438	87,595
Net unrealized loss on securities	27,540	21,562
Total Deferred Income Tax Assets	410,024	393,211
Less: valuation allowances	(60,103)	(68,043)
Net Deferred Income Tax Assets	349,921	325,168
Deferred income tax (liabilities) related to:
Depreciation	(64,506)	(56,636)
Pension and other postretirement benefits	(17,975)	(16,256)
Amortization of intangibles	(198,940)	(198,872)
Unremitted foreign earnings	(98,520)	(108,508)
Total Deferred Income Tax (Liabilities)	(379,941)	(380,272)
Deferred Income Tax Assets (Liabilities), Net	$(30,020)	$(55,104)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2016	2015	2014
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$169,213	$158,638	$148,570
Impact of foreign operations	(29,969)	(32,706)	(27,374)
State and local income taxes, net of federal income tax benefit	4,310	4,140	4,519
Tax benefits from the domestic manufacturing deduction	(8,030)	-	(4,878)
Nondeductible business expense	2,224	1,782	1,508
Valuation allowance	(3,357)	(10,455)	(2,998)
Unremitted foreign earnings	(3,712)	106,227	2,500
Non-taxable gain from joint venture remeasurement	(2,790)	-	-
Other	(1,881)	(2,701)	(3,344)
Provision for Income Tax Expense	$126,008	$224,925	$118,503
Effective Income Tax Rate	26.1%	49.6%	27.9%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740.  The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2016	2015	2014
Balance at June 1	$12.9	$15.7	$8.4
Additions based on tax positions related to current year	0.3	-	0.1
Additions for tax positions of prior years	2.6	0.9	9.0
Reductions for tax positions of prior years	(1.4)	(1.5)	(1.3)
Foreign currency translation	(0.7)	(2.2)	(0.5)
Balance at May 31	$13.7	$12.9	$15.7